Commitments and Contingencies (Tables)	12 Months Ended
Jul. 31, 2022
Disclosure Of Commitments And Contingencies [Abstract]
Schedule of future minimum payments under contractual financial obligations
$
July 31, 2023	44,147
July 31, 2024	24,536
July 31, 2025	26,448
July 31, 2026	23,326
July 31, 2027	11,771
Thereafter	1,200
131,428